Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 12,502	$ 10,690
Less: Allowance for credit losses	(4,622)	(4,201)
Accounts receivable, net	$ 7,880	$ 6,489